Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO Municipal Bond Fund), Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes))	0 Months Ended
Mar. 01, 2013
(PIMCO Municipal Bond Fund) | Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.98%
5 Years	5.27%
10 Years	6.01%